UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                         June 30, 2011
                                                     --------------

Check here if Amendment [   ]; Amendment Number:     --------------

This Amendment (Check only one.):     [   ] is a restatement.

                                      [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            -------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            -------------------------------------------------------
            Bloomington, MN  55437
            -------------------------------------------------------

Form 13F File No: 28-03099
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        -----------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        -----------------------------------------------------------
Phone:  (952) 841-0400
        -----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne         Bloomington, Minnesota    July 27, 2011
-------------------------------------------------------------------
         (Signature)            City/State             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None






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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                101
                                                  --------

Form 13F Information Table Value Total:      $     325,973
                                                  --------
                                                 (thousands)

List of Other Included Managers:                       None






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


                                            KOPP INVESTMENT ADVISORS, LLC
                                              FORM 13F INFORMATION TABLE

                                                   JUNE 30, 2011


                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                                        TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                            CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED  NONE
--------------                          --------      -----   -------   -------  --- ---- ------- --------   ----    ------  ----

3M Company                                 COM      88579Y101    1,030    10,862 SH  N/A  Other     N/A        9,727          1,135
Adept Tech Inc.                          COM NEW    006854202    2,367   583,600 SH  N/A  Defined   N/A      583,600
Adept Tech Inc.                          COM NEW    006854202    1,278   315,200 SH  N/A  Other     N/A      315,200
Aflac Incorporated                         COM      001055102      963    20,631 SH  N/A  Other     N/A       18,316          2,315
Akorn, Inc.                                COM      009728106    3,080   440,000 SH  N/A  Defined   N/A      440,000
Akorn, Inc.                                COM      009728106   17,114 2,444,880 SH  N/A  Other     N/A    2,255,285        189,595
Amarin Corp. PLC ADS                  SPONS ADR NEW 023111206    5,339   370,000 SH  N/A  Defined   N/A      370,000
Amarin Corp. PLC ADS                  SPONS ADR NEW 023111206   14,444 1,000,983 SH  N/A  Other     N/A      949,733         51,250
American Express Company                   COM      025816109    1,146    22,170 SH  N/A  Other     N/A       19,395          2,775
Amerigon Inc.                              COM      03070L300    2,748   158,098 SH  N/A  Other     N/A      140,553         17,545
Angiodynamics, Inc.                        COM      03475V101    4,526   318,062 SH  N/A  Other     N/A      278,954         39,108
Array Biopharma Inc.                       COM      04269X105    2,464 1,100,000 SH  N/A  Defined   N/A    1,100,000
Array Biopharma Inc.                       COM      04269X105    4,964 2,216,150 SH  N/A  Other     N/A    2,006,116        210,034
AtriCure Inc.                              COM      04963C209      306    23,735 SH  N/A  Other     N/A       23,735
AVI BioPharma, Inc.                        COM      002346104      329   229,790 SH  N/A  Other     N/A      229,790
Biosante Pharmaceuticals Inc.            COM NEW    09065V203    5,398 1,962,760 SH  N/A  Defined   N/A    1,962,760
Biosante Pharmaceuticals Inc.            COM NEW    09065V203    5,617 2,042,592 SH  N/A  Other     N/A    2,031,147         11,445
Caliper Life Sciences, Inc.                COM      130872104    1,338   165,000 SH  N/A  Defined   N/A      165,000
Caliper Life Sciences, Inc.                COM      130872104    8,488 1,046,663 SH  N/A  Other     N/A      927,970        118,693
Cardiome Pharma Corp.                    COM NEW    14159U202      534   120,000 SH  N/A  Defined   N/A      120,000
Cardiome Pharma Corp.                    COM NEW    14159U202    7,135 1,603,397 SH  N/A  Other     N/A    1,489,547        113,850
Cepheid Inc.                               COM      15670R107      438    12,647 SH  N/A  Other     N/A       12,452            195
Comverge Inc.                              COM      205859101    2,217   746,383 SH  N/A  Other     N/A      652,393         93,990
ConocoPhillips                             COM      20825C104    1,014    13,492 SH  N/A  Other     N/A       11,877          1,615
Constant Contact, Inc.                     COM      210313102    2,237    88,143 SH  N/A  Other     N/A       78,178          9,965
Datalink Corp.                             COM      237934104      399    57,380 SH  N/A  Other     N/A       45,345         12,035
DaVita Inc.                                COM      23918K108      215     2,480 SH  N/A  Other     N/A        2,480
Deere & Co.                                COM      244199105    1,095    13,283 SH  N/A  Other     N/A       11,678          1,605
Dow Chemical Co.                           COM      260543103    1,037    28,802 SH  N/A  Other     N/A       24,922          3,880
Durect Corp.                               COM      266605104      148    72,783 SH  N/A  Other     N/A       67,483          5,300
DUSA Pharmaceuticals Inc.                  COM      266898105      124    20,000 SH  N/A  Other     N/A       20,000
Elan Corporation PLC ADR                   ADR      284131208      148    12,980 SH  N/A  Other     N/A       12,980
Emcore Corp.                               COM      290846104   14,673 5,355,000 SH  N/A  Defined   N/A    5,355,000
Emcore Corp.                               COM      290846104   10,763 3,928,147 SH  N/A  Other     N/A    3,828,107        100,040
EnteroMedics Inc.                        COM NEW    29365M208       80    29,630 SH  N/A  Other     N/A       29,630
Exxon Mobil Corporation                    COM      30231G102    1,103    13,554 SH  N/A  Other     N/A       11,919          1,635
Finisar Corp.                            COM NEW    31787A507    6,896   382,500 SH  N/A  Defined   N/A      382,500
Finisar Corp.                            COM NEW    31787A507   10,981   609,059 SH  N/A  Other     N/A      586,871         22,188
FMC Technologies, Inc.                     COM      30249U101    1,232    27,511 SH  N/A  Other     N/A       24,071          3,440
Green Mountain Coffee Roasters, Inc.       COM      393122106      625     7,007 SH  N/A  Other     N/A        6,387            620
Harmonic Inc.                              COM      413160102      217    30,000 SH  N/A  Defined   N/A       30,000
Harmonic Inc.                              COM      413160102       14     2,000 SH  N/A  Other     N/A        2,000
Harvard Bioscience, Inc.                   COM      416906105      457    85,655 SH  N/A  Other     N/A       85,655
HealthStream, Inc.                         COM      42222N103      467    35,195 SH  N/A  Other     N/A       35,195
Healthways Inc.                            COM      422245100      286    18,845 SH  N/A  Other     N/A       18,845
Icad Inc.                                  COM      44934S107      142   133,760 SH  N/A  Other     N/A      100,340         33,420
International Business Machines Corp.      COM      459200101    1,145     6,675 SH  N/A  Other     N/A        5,875            800
Iris International, Inc.                   COM      46270W105    1,399   140,000 SH  N/A  Defined   N/A      140,000
Iris International, Inc.                   COM      46270W105    5,567   557,228 SH  N/A  Other     N/A      497,998         59,230
Johnson & Johnson                          COM      478160104      859    12,918 SH  N/A  Other     N/A       11,483          1,435
Johnson Controls Inc.                      COM      478366107    1,308    31,403 SH  N/A  Other     N/A       27,743          3,660
Luminex Corp.                              COM      55027E102      251    12,030 SH  N/A  Other     N/A       11,910            120
Marriott Intl. Inc.                       CL A      571903202    1,090    30,726 SH  N/A  Other     N/A       26,927          3,799
Medtox Scientific Inc.                   COM NEW    584977201      349    20,000 SH  N/A  Defined   N/A       20,000
Medtox Scientific Inc.                   COM NEW    584977201   13,907   796,059 SH  N/A  Other     N/A      734,984         61,075
Mindspeed Technologies, Inc.             COM NEW    602682205    4,520   565,000 SH  N/A  Defined   N/A      565,000
Mindspeed Technologies, Inc.             COM NEW    602682205    8,037 1,004,570 SH  N/A  Other     N/A      939,445         65,125
MIPS Technologies, Inc.                    COM      604567107    3,072   444,535 SH  N/A  Other     N/A      386,990         57,545
NetScout Systems Inc.                      COM      64115T104    3,945   188,862 SH  N/A  Other     N/A      163,428         25,434
Network Equipment Technologies, Inc.       COM      641208103    5,962 2,709,800 SH  N/A  Defined   N/A    2,709,800
Network Equipment Technologies, Inc.       COM      641208103    3,708 1,685,626 SH  N/A  Other     N/A    1,578,256        107,370
Northern Oil & Gas Inc.                    COM      665531109    1,672    75,480 SH  N/A  Other     N/A       67,560          7,920
Northern Trust                             COM      665859104      795    17,300 SH  N/A  Other     N/A       15,230          2,070
Nuvasive Inc.                              COM      670704105    2,150    65,396 SH  N/A  Other     N/A       57,321          8,075
Oclaro, Inc.                             COM NEW    67555N206    5,645   840,000 SH  N/A  Defined   N/A      840,000
Oclaro, Inc.                             COM NEW    67555N206    5,684   845,886 SH  N/A  Other     N/A      822,918         22,968
Omnicell Inc.                              COM      68213N109      204    13,065 SH  N/A  Other     N/A       13,065
Oplink Communications, Inc.              COM NEW    68375Q403    2,264   121,645 SH  N/A  Defined   N/A      121,645
Oplink Communications, Inc.              COM NEW    68375Q403    4,445   238,865 SH  N/A  Other     N/A      238,865
OraSure Technologies                       COM      68554V108      202    23,645 SH  N/A  Other     N/A       23,645
Pepsico Inc.                               COM      713448108      858    12,188 SH  N/A  Other     N/A       10,738          1,450
PLX Technology, Inc.                       COM      693417107      243    70,000 SH  N/A  Defined   N/A       70,000
PLX Technology, Inc.                       COM      693417107    3,599 1,037,204 SH  N/A  Other     N/A      935,319        101,885
PMC-Sierra Inc.                            COM      69344F106      151    20,000 SH  N/A  Other     N/A       20,000
PowerShares QQQ Trust                  UNIT SER 1   73935A104      248     4,350 SH  N/A  Other     N/A        4,350
The Procter & Gamble Company               COM      742718109      774    12,173 SH  N/A  Other     N/A       10,723          1,450
Quidel Corp.                               COM      74838J101    3,025   199,651 SH  N/A  Other     N/A      179,346         20,305
Regeneron Pharmaceuticals, Inc.            COM      75886F107    2,722    48,000 SH  N/A  Defined   N/A       48,000
Regeneron Pharmaceuticals, Inc.            COM      75886F107    9,692   170,909 SH  N/A  Other     N/A      164,634          6,275
RF Monolithics Inc.                        COM      74955F106       14    10,000 SH  N/A  Other     N/A       10,000
RTI Biologics, Inc.                        COM      74975N105      732   270,000 SH  N/A  Defined   N/A      270,000
RTI Biologics, Inc.                        COM      74975N105    9,380 3,461,417 SH  N/A  Other     N/A    3,166,520        294,897
Sangamo Biosciences, Inc.                  COM      800677106    5,147   873,790 SH  N/A  Defined   N/A      873,790
Sangamo Biosciences, Inc.                  COM      800677106    7,104 1,206,104 SH  N/A  Other     N/A    1,171,174         34,930
Smith Micro Software, Inc.                 COM      832154108    1,890   449,037 SH  N/A  Other     N/A      393,600         55,437
Southern Company                           COM      842587107    1,069    26,477 SH  N/A  Other     N/A       23,367          3,110
Southwest Airlines Co.                     COM      844741108      813    71,156 SH  N/A  Other     N/A       63,041          8,115
SPDR Trust Ser 1                         TR UNIT    78462F103      759     5,750 SH  N/A  Other     N/A        5,750
Staples Inc.                               COM      855030102      731    46,260 SH  N/A  Other     N/A       40,680          5,580
SunOpta, Inc.                              COM      8676EP108    8,561 1,204,077 SH  N/A  Other     N/A    1,125,018         79,059
Superconductor Technologies, Inc.        COM NEW    867931305   10,429 4,534,400 SH  N/A  Defined   N/A    4,534,400
Superconductor Technologies, Inc.        COM NEW    867931305    4,684 2,036,367 SH  N/A  Other     N/A    2,033,767          2,600
Synergetics USA, Inc.                      COM      87160G107    6,542 1,187,335 SH  N/A  Other     N/A    1,064,716        122,619
Thoratec Corp.                           COM NEW    885175307    2,277    69,392 SH  N/A  Other     N/A       63,612          5,780
Titan Machinery Inc.                       COM      88830R101    4,761   165,420 SH  N/A  Other     N/A      146,020         19,400
ValueVision Media, Inc.                   CL A      92047K107    2,266   296,195 SH  N/A  Other     N/A      265,095         31,100
Vanguard Total Stock                   STK MRK ETF  922908769      260     3,800 SH  N/A  Other     N/A        3,800
Verizon Communications, Inc.               COM      92343V104      968    25,996 SH  N/A  Other     N/A       22,946          3,050
Vitesse Semiconductor Corporation        COM NEW    928497304    3,926   986,550 SH  N/A  Defined   N/A      986,550
Vitesse Semiconductor Corporation        COM NEW    928497304    5,631 1,414,884 SH  N/A  Other     N/A    1,412,619          2,265
Wells Fargo & Co.                          COM      949746101      921    32,828 SH  N/A  Other     N/A       29,013          3,815
SUMMARY                                    101                 325,973




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